Revenue (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenue
Research and license revenue			$ 5,000	$ 3,500
Revenue related to upfront payment			4,000	2,500
Revenue related to development milestones			1,000	1,000
Research and license agreement
Revenue
Development milestones payment received	$ 1,000
Janssen Biotech Inc
Revenue
Deferred revenue at beginning of period			(6,175)
Deferral of revenue				(8,000)
Recognized during the period			4,000	2,500
Foreign currency translation difference			648	(676)
Deferred revenue at end of period			$ (1,527)	(6,175)
Development milestones payment received				$ 1,000
Janssen Biotech Inc | Research and license agreement
Revenue
Non-refundable upfront payment received		$ 8,000
Term of agreement		20 months	4 months
Years of sale for royalties payable			10 years
Deferred revenue at end of period			$ (1,500)